Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash dividends declared per ordinary share		$ 1.4075	$ 1.2675	$ 1.105
Unrealized gain on derivatives, net of tax		$ 13,773	$ 18,836	$ 3,945
Unrealized loss on short-term interest-bearing investments, net of tax		(1,274)	(2)	0
Unrealized loss on defined benefit plan, net of tax		$ (3,161)	$ (7,172)	$ (6,492)
Accounting Standards Update 2014-09 [Member]
Increase in retained earnings	$ 14,294
Accounting Standards Update 2016-16 [Member]
Decrease in retained earnings	$ 3,860